A Summary of Option Activity Under Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares
Outstanding, beginning of year	53,714
Granted	0
Exercised	0
Forfeited or expired	0
Outstanding, end of year	53,714
Exercisable, end of year	0
Weighted - Average Exercise Price
Outstanding, beginning of year	$ 10.34
Granted	$ 0
Exercised	$ 0
Forfeited or expired	$ 0
Outstanding, end of year	$ 10.34
Exercisable, end of year	$ 0
Weighted - Average Remaining Contractual Term (Years)
Weighted average remaining contractual term	2 years 2 months 12 days
Exercisable, end of year	0 years
Aggregate Intrinsic Value
Outstanding, end of year	$ 0
Exercisable, end of year	$ 0